Document and Entity Information	May 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	001-38664
Entity Registrant Name	Momentive Global Inc.
Entity Central Index Key	0001739936
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0765058
Entity Address, Address Line One	One Curiosity Way
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	543-8400
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	MNTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false